Share capital, stock options and other stock-based plans (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	8,000,000
Number of additional shares authorized	1,900,000
Compensation expense	$ 14,871	$ 9,683	$ 14,283
Share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 14,871	$ 7,919	$ 12,189
Granted (in shares)	5,556,630	5,792,162	742,140
Compensation cost not yet recognized	$ 25,496
Period for recognition (in years)	2 years
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 0	$ 1,764	$ 2,094
Granted (in shares)	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	8 years
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	0	0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	2,861,630	4,820,763
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
PSU's
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	2,695,000	971,399
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period (in shares)	900,097	652,046	721,186